UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 901 South Bond Street Suite 400
         Baltimore, MD  21231

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William S. Harrison
Title:     Chief Compliance Officer
Phone:     (410) 537-5318

Signature, Place, and Date of Signing:

 /s/  William S. Harrision     Baltimore, MD     August 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $605,472 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107      424    70000          DEFINED                     0        0    70000
AMGEN INC                      COM              031162100     2278    43308          DEFINED                     0        0    43308
APCO OIL & GAS INTERNATIONAL   SHS              g0471f109   138389  5886385          DEFINED                     0        0  5886385
ARGAN INC                      COM              04010E109    43591  4179354          DEFINED                     0        0  4179354
ASTRONICS CORP                 COM              046433108    35214  2152432          DEFINED                     0        0  2152432
BGC PARTNERS INC               CL A             05541T101       51    10000          DEFINED                     0        0    10000
BIOSPHERE MEDICAL INC          COM              09066V103      432   100000          DEFINED                     0        0   100000
CALPINE CORP                   COM NEW          131347304     6646   522500          DEFINED                     0        0   522500
CELGENE CORP                   COM              151020104     3261    64165          DEFINED                     0        0    64165
CH ENERGY GROUP INC            COM              12541M102      340     8653          DEFINED                     0        0     8653
CHEVRON CORP NEW               COM              166764100      873    12872          DEFINED                     0        0    12872
EASTERN CO                     COM              276317104    31896  2175707          DEFINED                     0        0  2175707
ECOLOGY & ENVIRONMENT INC      CL A             278878103      663    54329          DEFINED                     0        0    54329
EXXON MOBIL CORP               COM              30231G102     1020    17867          DEFINED                     0        0    17867
GENERAL ELECTRIC CO            COM              369604103      401    27802          DEFINED                     0        0    27802
GLOBECOMM SYSTEMS INC          COM              37956X103    61065  7401849          DEFINED                     0        0  7401849
GSE SYS INC                    COM              36227k106    11255  2772087          DEFINED                     0        0  2772087
GULFMARK OFFSHORE INC          CL A NEW         402629208    18860   729151          DEFINED                     0        0   729151
II VI INC                      COM              902104108      415    14000          DEFINED                     0        0    14000
INTEGRAL SYS INC MD            COM              45810h107      371    58468          DEFINED                     0        0    58468
INTERNATIONAL BUSINESS MACHS   COM              459200101      804     6511          DEFINED                     0        0     6511
JOHNSON & JOHNSON              COM              478160104      666    11279          DEFINED                     0        0    11279
LILLY ELI & CO                 COM              532457108      200     5974          DEFINED                     0        0     5974
M & T BK CORP                  COM              55261F104      850    10010          DEFINED                     0        0    10010
MERCK & CO INC NEW             COM              58933y105      413    11800          DEFINED                     0        0    11800
NANOSPHERE INC                 COM              63009F105      368    84500          DEFINED                     0        0    84500
PFIZER INC                     COM              717081103      266    18665          DEFINED                     0        0    18665
PMFG INC                       COM              69345P103   129646  8557478          DEFINED                     0        0  8557478
PNC FINL SVCS GROUP INC        COM              693475105      274     4857          DEFINED                     0        0     4857
PRECISION CASTPARTS CORP       COM              740189105     1198    11642          DEFINED                     0        0    11642
PROCTER & GAMBLE CO            COM              742718109      791    13193          DEFINED                     0        0    13193
PROSHARES TR                   PSHS ULSHT SP500 74347r883     6531   173235          DEFINED                     0        0   173235
RAND CAP CORP                  COM              752185108     7630  2347554          DEFINED                     0        0  2347554
ROGERS CORP                    COM              775133101     1666    60000          DEFINED                     0        0    60000
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      220    10790          DEFINED                     0        0    10790
SOUTHERN CO                    COM              842587107      354    10646          DEFINED                     0        0    10646
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1048    10154          DEFINED                     0        0    10154
TEMPLETON EMERG MKTS INCOME    COM              880192109      146    10000          DEFINED                     0        0    10000
TRANSCAT INC                   COM              893529107    32369  4315910          DEFINED                     0        0  4315910
UNITED STATES LIME & MINERAL   COM              911922102    37654   977520          DEFINED                     0        0   977520
UNITED TECHNOLOGIES CORP       COM              913017109      240     3700          DEFINED                     0        0     3700
UNITIL CORP                    COM              913259107    24693  1180364          DEFINED                     0        0  1180364